Net Income (Loss) Per Common Share - Summary of Weighted-average Potential Shares of Common Stock Were Excluded From Calculation of Diluted Net Income (Loss) Per Share Attributable to Common Stockholders (Details) - shares shares in Thousands
	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Options - Service Only Condition
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	24,542	26,620	23,646	23,080	20,005
Stock Options - Market and/or Performance Condition
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	16,655	18,315	17,675	15,090	16,470
Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	881	138	110	185	254